Balances of Investments in Affiliates (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Schedule of Investments [Line Items]
Funds that the Company serves as general partner	¥ 824,513	$ 126,729	¥ 442,990
Total investment in affiliates	968,622	148,875	539,177
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Schedule of Investments [Line Items]
Equity investments	10,849	1,665	11,541
Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd
Schedule of Investments [Line Items]
Equity investments	3,889	598	5,226
Wanjia Win-Win Assets Management Co., Ltd.
Schedule of Investments [Line Items]
Equity investments	86,465	13,289	60,131
Wuhu Bona Film Investment Management Limited
Schedule of Investments [Line Items]
Equity investments	2,721	418	807
Shanghai Weiying Gopher Investment Management Co., Ltd
Schedule of Investments [Line Items]
Equity investments	1,680	258	1,059
Wuhu Hongxing Meikailong Equity Investment Management Co., Ltd
Schedule of Investments [Line Items]
Equity investments	9,577	1,472	9,800
Hainan Alibaba Picture Investment Management Co., Ltd
Schedule of Investments [Line Items]
Equity investments	4,000	615	4,000
Others
Schedule of Investments [Line Items]
Equity investments	3,879	596	3,623
Rongyao Insurance Broker
Schedule of Investments [Line Items]
Equity investments	21,049	3,235
Gopher Transform Private Fund
Schedule of Investments [Line Items]
Funds that the Company serves as general partner	145,150	22,309	150,000
Real Estate Funds
Schedule of Investments [Line Items]
Funds that the Company serves as general partner	89,922	13,821	50,374
Private Equity Funds Products
Schedule of Investments [Line Items]
Funds that the Company serves as general partner	589,398	90,592	242,574
Other Fixed Income Investments [Member]
Schedule of Investments [Line Items]
Funds that the Company serves as general partner	¥ 43	$ 7	¥ 42